Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 31, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2012
Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCAFX
Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCRFX

Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund
Samson STRONG Nations Currency Fund
Investment Objective
The Samson STRONG Nations Currency Fund (the "Fund") seeks to generate positive returns with limited drawdowns over full market cycles through investments in currencies, securities and instruments that are associated with strong nations.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Samson STRONG Nations Currency Fund		Institutional Class	Investor Class
Management Fees		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.35%
Other Expenses	[1]	0.59%	0.59%
Total Annual Fund Operating Expenses		1.29%	1.64%
Less: Fee Waiver and/or Expense Reimbursement		(0.29%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.35%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Samson Capital Advisors LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.00% and 1.35% of the Fund's average annual net assets for Institutional Class shares and Investor Class shares, respectively, through at least August 22, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Samson STRONG Nations Currency Fund (USD $)	Institutional Class	Investor Class
Expense Example, with Redemption, 1 Year	102	137
Expense Example, with Redemption, 3 Years	318	428

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities that expose the Fund to currencies of "STRONG nations," as defined by the Adviser's currency selection investment process set forth below. To achieve its investment objective, the Fund normally invests in short maturity sovereign bonds, provincial bonds, obligations of multilateral institutions and forward currency contracts. The Fund will invest in short-maturity bonds rated A- or A3 or better
(or other comparable rating) by a nationally recognized statistical rating organization, or that are determined to be of comparable quality by the Adviser if the bond is unrated.

STRONG nations are nations and regions that share the following characteristics:

S Sustainability
  Healthy Fiscal Trends

T Transparency
  Readily Available Data

R Regulatory Quality
  Rule of Law

O Openness
  Freer Countries and FX (foreign exchange or Forex) Rates

N National Fundamentals
  Healthier Economies and Financial Systems

G Governance
  More Democratic

The Adviser's investment selection process identifies currencies for the Fund's portfolio using an approach that combines top-down, bottom-up and quantitative analysis to examine the STRONG nations characteristics of a universe of nations that includes nations affiliated with the Organization for Economic Cooperation and Development ("OECD"), including developed nations and emerging markets. The universe of STRONG nations from which the Adviser will make its investment selection for the Fund is composed of the current 34 OECD member countries, as well as those countries engaged in discussions to become OECD members, countries with enhanced engagement and those countries with OECD observer status. This universe currently includes nations that are considered emerging markets.
However, the Adviser will only select those emerging markets that display the
STRONG characteristics described in this Prospectus. Currencies are selected for the Fund's investment portfolio by applying the Adviser's evaluation of STRONG nations characteristics in combination with indicators produced by leading research centers around the world. The Fund will invest in securities representing approximately 8-12 currencies with equal weightings, which the
Adviser will rebalance on a monthly basis. The Adviser selects investments in liquid, short-duration investments that are intended to provide the Fund with exposure to the selected STRONG nations currencies, while mitigating interest rate risk and credit risk. The Fund may seek to hedge foreign currency exposures back in to the U.S. dollar during periods of dollar rally.

The Fund is authorized to use various hedging and other strategic transactions.
In pursuing its investment goal, the Fund may enter into derivative currency transactions, including currency forwards. The Fund's derivative transactions will typically be fully collateralized on a net basis. The Fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.
The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Management Risk. The risk that the Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Credit and Counterparty Risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, spot transactions, currency forwards, currency options or other OTC derivatives contracts, or a borrower of the Fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. By investing in fixed-income securities the
   Fund is subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

·  Currency Exchange Rate Risk. Changes in foreign currency exchange rates will affect the value of the Fund's investments in securities denominated in foreign currencies and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund's net asset value ("NAV")
   and total return than if the Fund held a more diversified portfolio of currencies.

·  Currency Investment Risk. The performance of the Fund in part is linked to the daily performance of the spot price of the exchange rates of foreign currencies. The price relationship between a foreign currency and the U.S.
   dollar may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each currency, political, economic, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the demand for a foreign currency might not be sufficient to accommodate a sudden change in the supply of the foreign currency to the market. Consequently, the price of the foreign currency could decline, which would adversely affect an investment in the Fund if it held that currency.

·  Hedging, Derivatives and Other Strategic Transactions Risk. Hedging and other strategic transactions may increase the volatility of the Fund and, if the transaction is not successful, could result in a significant loss to the
   Fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in transactions in a down market, could become harder to value or sell at a fair price. Furthermore, investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities are also subject to credit risk, or the risk that an issuer will not make timely payments of principal and interest.

·  Foreign Securities Risk. The risk of investments in securities of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the
   U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The Fund may invest in emerging markets, which can involve higher degrees of risk as compared with developed economies.

·  Interest Rate Risk. This risk refers to the chance that interest rates will increase, causing a decline in bond prices. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The impact and likelihood of local interest rate changes are difficult to predict given the various monetary policies of foreign countries.

·  Geographic Concentration Risk. To the extent that the Fund focuses its investments in particular countries, nations or regions, the Fund may be subject to greater risks of adverse economic, political or regulatory events affecting those geographic locations.

·  Tax Risk. As a regulated investment company ("RIC"), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as
   "qualifying income" under the Internal Revenue Code of 1986, as amended (the
   "Code"). Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as excluded from constituting qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Performance
When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Updated performance information will be available on the Fund's website at www.samsonfunds.com or by calling the
Fund toll-free at 1-855-SCA-FNDS (1-855-722-3637).

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Samson STRONG Nations Currency Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Samson STRONG Nations Currency Fund (the "Fund") seeks to generate positive returns with limited drawdowns over full market cycles through investments in
		currencies, securities and instruments that are associated with strong nations.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs and potentially higher taxes, which are not reflected in the annual fund operating expenses or
		in the Example, affect the Fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in securities that expose the Fund to currencies of "STRONG nations," as defined by the Adviser's currency selection investment process set forth below. To achieve its investment objective, the Fund normally invests in short maturity sovereign bonds, provincial bonds, obligations of multilateral institutions and forward currency contracts. The Fund will invest in short-maturity bonds rated A- or A3 or better
(or other comparable rating) by a nationally recognized statistical rating organization, or that are determined to be of comparable quality by the Adviser if the bond is unrated.

STRONG nations are nations and regions that share the following characteristics:

S Sustainability
  Healthy Fiscal Trends

T Transparency
  Readily Available Data

R Regulatory Quality
  Rule of Law

O Openness
  Freer Countries and FX (foreign exchange or Forex) Rates

N National Fundamentals
  Healthier Economies and Financial Systems

G Governance
  More Democratic

The Adviser's investment selection process identifies currencies for the Fund's portfolio using an approach that combines top-down, bottom-up and quantitative analysis to examine the STRONG nations characteristics of a universe of nations that includes nations affiliated with the Organization for Economic Cooperation and Development ("OECD"), including developed nations and emerging markets. The universe of STRONG nations from which the Adviser will make its investment selection for the Fund is composed of the current 34 OECD member countries, as well as those countries engaged in discussions to become OECD members, countries with enhanced engagement and those countries with OECD observer status. This universe currently includes nations that are considered emerging markets.
However, the Adviser will only select those emerging markets that display the
STRONG characteristics described in this Prospectus. Currencies are selected for the Fund's investment portfolio by applying the Adviser's evaluation of STRONG nations characteristics in combination with indicators produced by leading research centers around the world. The Fund will invest in securities representing approximately 8-12 currencies with equal weightings, which the
Adviser will rebalance on a monthly basis. The Adviser selects investments in liquid, short-duration investments that are intended to provide the Fund with exposure to the selected STRONG nations currencies, while mitigating interest rate risk and credit risk. The Fund may seek to hedge foreign currency exposures back in to the U.S. dollar during periods of dollar rally.

The Fund is authorized to use various hedging and other strategic transactions.
In pursuing its investment goal, the Fund may enter into derivative currency transactions, including currency forwards. The Fund's derivative transactions will typically be fully collateralized on a net basis. The Fund's investments in derivative currency transactions may result in net short exposure to a particular currency that is not offset by a long position in another currency.
The Fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets.

The Fund is a "non-diversified" fund, meaning that a relatively high percentage
		of its assets may be invested in a limited number of issuers of securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time. The principal risks of investing in the Fund are:

·  General Market Risk. The risk that certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

·  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

·  Management Risk. The risk that the Adviser's judgments about the attractiveness, value and potential appreciation of the Fund's investments may prove to be incorrect and that the investment strategies employed by the
   Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

·  Credit and Counterparty Risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, spot transactions, currency forwards, currency options or other OTC derivatives contracts, or a borrower of the Fund's securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. By investing in fixed-income securities the
   Fund is subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level.

·  Currency Exchange Rate Risk. Changes in foreign currency exchange rates will affect the value of the Fund's investments in securities denominated in foreign currencies and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets. Additionally, the Fund may invest in a limited number of currencies. As a result, an increase or decrease in the value of any of these currencies would have a greater impact on the Fund's net asset value ("NAV")
   and total return than if the Fund held a more diversified portfolio of currencies.

·  Currency Investment Risk. The performance of the Fund in part is linked to the daily performance of the spot price of the exchange rates of foreign currencies. The price relationship between a foreign currency and the U.S.
   dollar may be highly volatile and can change quickly and unpredictably due to a number of factors, including the supply of and demand of each currency, political, economic, legal, financial, accounting and tax matters and other events that the Fund cannot control. In addition, the demand for a foreign currency might not be sufficient to accommodate a sudden change in the supply of the foreign currency to the market. Consequently, the price of the foreign currency could decline, which would adversely affect an investment in the Fund if it held that currency.

·  Hedging, Derivatives and Other Strategic Transactions Risk. Hedging and other strategic transactions may increase the volatility of the Fund and, if the transaction is not successful, could result in a significant loss to the
   Fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in transactions in a down market, could become harder to value or sell at a fair price. Furthermore, investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

·  Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities are also subject to credit risk, or the risk that an issuer will not make timely payments of principal and interest.

·  Foreign Securities Risk. The risk of investments in securities of foreign issuers involve certain risks not generally associated with investments in the securities of U.S. issuers, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the
   U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The Fund may invest in emerging markets, which can involve higher degrees of risk as compared with developed economies.

·  Interest Rate Risk. This risk refers to the chance that interest rates will increase, causing a decline in bond prices. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The impact and likelihood of local interest rate changes are difficult to predict given the various monetary policies of foreign countries.

·  Geographic Concentration Risk. To the extent that the Fund focuses its investments in particular countries, nations or regions, the Fund may be subject to greater risks of adverse economic, political or regulatory events affecting those geographic locations.

·  Tax Risk. As a regulated investment company ("RIC"), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as
   "qualifying income" under the Internal Revenue Code of 1986, as amended (the
   "Code"). Although foreign currency gains currently constitute qualifying income, the U.S. Treasury Department has the authority to issue regulations excluding from the definition of "qualifying income" a RIC's foreign currency gains not "directly related" to its "principal business" of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund's foreign currency-denominated positions as excluded from constituting qualifying income, and there is a remote possibility that such regulations might be applied retroactively, in which case the Fund might not qualify as a RIC for one or more years.

·  Non-Diversified Fund Risk. Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if
		the Fund held a more diversified portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer. However, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus. Updated performance information will be available on the Fund's website at www.samsonfunds.com or by calling the
		Fund toll-free at 1-855-SCA-FNDS (1-855-722-3637).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown in this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-SCA-FNDS (1-855-722-3637)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.samsonfunds.com
Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.00%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-22
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Samson STRONG Nations Currency Fund (Prospectus Summary) | Samson STRONG Nations Currency Fund | Investor Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.35%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-08-22
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	137
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428

[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Samson Capital Advisors LLC (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed 1.00% and 1.35% of the Fund's average annual net assets for Institutional Class shares and Investor Class shares, respectively, through at least August 22, 2015. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.